FORM N-SAR
                                      SEMI-ANNUAL REPORT
                              FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /   /     (a)
        or fiscal year ending:         12/31/96   (b)

Is this a transition report? (Y/N)     N

Is this an amendment to a previous filing?  (Y/N)     N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.      A.     Registrant Name:       Companion Life Separate Account C
        B.     File Number:  811-8814
        C.     Telephone Number:  (402) 351-5087
2.      A.     Street:  401 Theodore Fremd Avenue
        B.     City: Rye  C.  State: NY    D. Zip Code: 10580   Zip Ext: 1493
        E.     Foreign Country:                      Foreign Postal Code:
3.      Is this the first filing on this form by Registrant?  (Y/N)       N

4.      Is this the last filing on this form by Registrant?  (Y/N)        N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.      Is Registrant a unit investment trust (UIT)?  (Y/N)               Y
        [If answer is "Y" (Yes) complete only items 111 through 132.]

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                                                  If  filing  more  than one
                                                  Page 47, "X" box: [ ]

For period ending   12/31/96

File number 811- 8814


UNIT INVESTMENT TRUSTS
111.    A.     [/]    Depositor       Name:   Companion Life Insurance Company

        B.     [/]    File Number (If any):   N/A

        C.     [/]    City:  Rye   State:  NY   Zip Code: 10580 Zip Ext.: 1493

               [/]    Foreign Country:           Foreign Postal Code:

111.    A.     [/]    Depositor Name:

        B.     [/]    File Number (If any):

        C.     [/]    City:        State:          Zip Code:       Zip Ext.:
               [/]    Foreign Country:             Foreign Postal Code:

112.    A.     [/]    Sponsor Name:

        B.     [/]    File Number (If any):

        C.     [/]    City:         State:         Zip Code:        Zip Ext.:
               [/]    Foreign Country:              Foreign Postal Code:

112.    A.     [/]    Sponsor Name:

        B.     [/]    File Number (If any):

        C.     [/]    City:       State:           Zip Code:         Zip Ext.:
               [/]    Foreign Country:              Foreign Postal Code:



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                                                  If  filing  more  than one
                                                  Page 48, "X" box: [ ]

For period ending   12/31/96

File number 811- 8814

113.    A.     [/]    Trustee Name:

        B.     [/]    City:               State:     Zip Code:     Zip Ext.:

               [/]    Foreign Country:               Foreign Postal Code:

113.    A.     [/]    Trustee Name:

        B.     [/]    City:               State:      Zip Code:    Zip Ext.:

               [/]    Foreign Country:                Foreign Postal Code:

114.    A.     [/]    Principal Underwriter Name:    Mutual of Omaha Investor
                                                      Service, Inc.
        B.     [/]    File Number 8-  137-82

        C.     [/]    City:    Omaha      State:  NE  Zip Code:68175  Zip Ext.:

               [/]    Foreign Country:                Foreign Postal Code:
114.    A.     [/]    Principal Underwriter Name:

        B.     [/]    File Number 8-

        C.     [/]    City:               State:       Zip Code:   Zip Ext.:

               [/]    Foreign Country:                Foreign Postal Code:

115.    A.     [/]    Independent Public Accountant Name: DeLoitte & Touche,LLP

        B.     [/]    City:     Omaha     State:  NE  Zip Code:68102 Zip Ext.:

               [/]    Foreign Country:                Foreign Postal Code:

115.    A.     [/]    Independent Public Accountant Name:   Coopers & Lybrand

        B.     [/]    City:     Omaha     State:  NE Zip Code: 68102  Zip Ext.:

               [/]    Foreign Country:                 Foreign Postal Code:



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                                                  If  filing  more  than one
                                                  Page 49, "X" box: [ ]

For period ending   12/31/96

File number 811- 8814
116.    Family of investment companies information:

        A.   [/]  Is Registrant part of a family of investment companies? (Y/N)
                                                                       N
                                                                           Y/N

        B.   [/]  Identify the family in 10 letters:

                      (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.    A.   [/]  Is Registrant a separate account of an insurance company?(Y/N)
                                                                       Y
                                                                           Y/N

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

        B.     [/]    Variable annuity contracts?  (Y/N)
                                                                       Y
                                                                           Y/N

        C.     [/]    Scheduled premium variable life contracts?  (Y/N)
                                                                       N
                                                                           Y/N

        D.     [/]    Flexible premium variable life contracts?  (Y/N)
                                                                       N
                                                                           Y/N

        E.     [/]    Other types of insurance products registered under the
                      Securities Act of 1933?  (Y/N)
                                                                       N
                                                                           Y/N

118.    [/]  State the  number  of series existing at the end of the period that had securities registered under the Securities Act of 1933
                                                                       2

119.    [/]  State the number of new  series for  which registration  statements under the Securities Act of 1933 became effective during the period
                                                                       1

120.    [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                     $ 0

121.    [/]  State  the  number  of series for which a current prospectus was in existence as the end of the period
                                                                       2

122.    [/]  State the number of existing series for which additional units were registered  under  the  Securities Act  of  1933 during the current period
                                                                       0


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                                                  If  filing  more  than one
                                                  Page 50, "X" box: [ ]

For period ending   12/31/96

File number 811- 8814

123. [/]  State the total value of the additional units considered in answering item 122 ($000's omitted)
                                                                    $   0

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
          the subsequent series) ($000's omitted)                   $   0

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
                                                                    $  83

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted)
                                                                  $     0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of  Total Assets    Total Income
                                           Series    ($000's       Distributions
                                         Investing    omitted)  ($000's omitted)
                                     ------------ ------------- ----------------

 A.   U.S. Treasury direct issue            ----      $---------    $-----------

 B.   U.S. Government agency                ----      $---------    $-----------

 C.   State and municipal tax-free          ----      $---------    $-----------

 D.   Public utility debt                   ----      $---------    $-----------

 E.   Brokers or dealers debt or debt of
      brokers' or dealers' parent           ----      $---------    $-----------

 F.   All other corporate intermed. &
      long-term debt                        ----      $---------    $-----------

 G.   All other corporate short-term debt   ----      $---------    $-----------

 H.   Equity securities of brokers or dealers
      or parents of brokers or dealers      ----      $---------    $-----------

 I.   Investment company equity securities  ----      $---------    $-----------

 J.   All other equity securities            2        $  2,111      $    50
                                            ----       ---------     -----------

 K.   Other securities                      ----      $---------    $-----------

 L.   Total assets of all series of
      registrant                            ----      $---------    $-----------



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                                                  If  filing  more  than one
                                                  Page 51, "X" box: [ ]

For period ending   12/31/96

File number 811- 8814

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                       N
          [If answer is "N" (No), go to item 131.]                          Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
          current period?   (Y/N)
                                                                      ----
          [If answer is "N" (No), go to item 131.]                          Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                      ----
                                                                            Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
                                                                     $  0

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811 ----      811 ----       811 - ---       811 ----      811 ----
          811 ----      811 ----       811 - ---       811 ----      811 ----
          811 ----      811 ----       811 - ---       811 ----      811 ----
          811 ----      811 ----       811 - ---       811 ----      811 ----
          811 ----      811 ----       811 - ---       811 ----      811 ----
          811 ----      811 ----       811 - ---       811 ----      811 ----
          811 ----      811 ----       811 - ---       811 ----      811 ----
          811 ----      811 ----       811 - ---       811 ----      811 ----
          811 ----      811 ----       811 - ---       811 ----      811 ----

This report is signed on behalf of the Registrant Companion Life Separate Account C , State of Nebraska .

Date:  February 21, 1997.

(Name of Registrant, Depositor, or Trustee)


By:     /s/ Richard A. Witt, Vice President   Witness:     /s/ Kenneth W. Reitz